Condensed Statements of Financial Position - ILS (₪) ₪ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Current assets
Cash and cash equivalents	₪ 14,773	₪ 19,240	₪ 41,075
Short-term bank deposits	3,805	10,070
Trade receivables	1,860	1,097	374
Other current assets	921	1,016	958
Inventory	3,451	2,026	855
Total current assets	24,810	33,449	43,262
Non-current assets
Property and equipment, net	252	218	211
Restricted deposits	206	201	197
Right of use asset, net	354	567	780
Total non-current assets	812	986	1,188
Total assets	25,622	34,435	44,450
Current liabilities
Promissory note, net	7,097
Current maturities of leasing liabilities	429	467	467
Trade payables	2,896	1,956	778
Other current liabilities	2,456	2,872	3,642
Derivative warrants liability	1,819	1,151	4,023
Liability in respect of government grants	401	335	109
Total current liabilities	15,098	6,781	9,019
Non-current liabilities
Liability in respect of government grants	970	919	1,173
Leasing liability, net current		181	395
Total non-current liabilities	970	1,100	1,568
Shareholders’ equity
Share capital and premium	118,559	118,284	112,708
Capital reserve in respect of share-based payment	10,523	10,045	9,868
Accumulated deficit	(119,528)	(101,775)	(88,713)
Total shareholders’ equity	9,554	26,554	33,863
Total liabilities and shareholders’ equity	₪ 25,622	₪ 34,435	₪ 44,450